Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jun. 27, 2018 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of credit risk exposure	$ 1,681,300,000	$ 1,667,400,000
Number of target days of revenue in trade receivables	66 days	55 days
Write off of trade receivables	$ 800,000
Trade and other receivables	1,500,000	$ 2,100,000
Trade and unbilled receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	1,500,000
Contract assets and holdbacks [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	400,000
0.5% Increase in interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity price impact on comprehensive income	3,200,000
0.5% Decrease in interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity price impact on comprehensive income	3,200,000
1.0% Increase in equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity price impact on comprehensive income	300,000
1.0% Decrease in equity Price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity price impact on comprehensive income	$ 300,000
Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net debt to EBITDA ratio	2.5
Revolving credit facilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of revolving credit facility	$ 800,000,000		$ 800,000,000
Unused capacity amount	$ 223,400,000	$ 538,300,000